Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Dec. 16, 2024
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – August
(the “Fund”)Supplement dated July 31, 2025
to the Fund’s Currently Effective ProspectusAs described in detail in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximately one-year period over which the Fund seeks to produce the target outcome). The Target Outcome Period for the Fund will commence on August 1, 2025 and end on July 31, 2026.An investment in the Fund over the course of the Target Outcome Period will be subject to the Fund’s cap and downside buffer as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – AugustPMAUGross: 7.93%Net: 7.43%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period August 1, 2025 through July 31, 2026 is 7.93% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap and downside buffer set forth in the table above.